EQUITY SECURITIES - Schedule of Equity Securities by Market Sector Distribution (Details) - Equity securities - Market Sector	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Debt and Equity Securities, FV-NI [Line Items]
Percentage	100.00%	100.00%
Consumer goods
Debt and Equity Securities, FV-NI [Line Items]
Percentage	1.00%	5.00%
Education
Debt and Equity Securities, FV-NI [Line Items]
Percentage	4.00%	7.00%
Energy and utilities
Debt and Equity Securities, FV-NI [Line Items]
Percentage	7.00%	5.00%
Finance
Debt and Equity Securities, FV-NI [Line Items]
Percentage	75.00%	62.00%
Healthcare
Debt and Equity Securities, FV-NI [Line Items]
Percentage	1.00%	3.00%
Industrials
Debt and Equity Securities, FV-NI [Line Items]
Percentage	6.00%	7.00%
Information technology
Debt and Equity Securities, FV-NI [Line Items]
Percentage	5.00%	10.00%
Other
Debt and Equity Securities, FV-NI [Line Items]
Percentage	1.00%	1.00%